Deferred expenses	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Deferred expenses

29 Deferred expenses

	2017	2016
DPAC for insurance contracts and investment contracts with discretionary participation features	9,688	10,882
Deferred cost of reinsurance	41	60
Deferred transaction costs for investment management services	406	481
At December 31	10,135	11,423

Current	838	1,080

Non-current	9,297	10,343

The divestment of the payout annuity and BOLI/COLI business in the Americas resulted in a write off of deferred policy acquisition costs of EUR 205 million. In addition, deferred policy acquisition costs are predominantly impacted by unfavorable currency translation adjustments.

	DPAC	Deferred costs of reinsurance	Deferred transaction costs
At January 1, 2017	10,882	60	481
Costs deferred during the year	938	-	41
Amortization through income statement	(770)	(13)	(29)
Shadow accounting adjustments	(216)	-	-
Impairments	-	-	(36)
Net exchange differences	(1,227)	(7)	(52)
Transfers to disposal groups	(6)	-	-
Other	88	-	-
At December 31, 2017	9,688	41	406

	DPAC	Deferred costs of reinsurance	Deferred transaction costs
At January 1, 2016	10,457	72	467
Costs deferred during the year	1,157	-	46
Disposal of group assets	(9)	-	-
Amortization through income statement	(837)	(14)	(28)
Shadow accounting adjustments	38	-	-
Impairments	(31)	-	-
Net exchange differences	119	1	(3)
Other	(12)	-	-
At December 31, 2016	10,882	60	481

In the following table a breakdown is provided of DPAC balances by line of business and reporting segment:

	Americas	The Netherlands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Total
2017
Life	6,351	20	162	70	1	420	7,025
Individual savings and retirement products	1,743	-	-	-	-	-	1,743
Pensions	-	55	741	-	-	-	797
Run-off business	53	-	-	-	-	-	53
Non-life	-	-	-	-	-	71	71
At December 31	8,148	76	903	70	1	490	9,688

2016
Life	6,674	25	156	71	1	740	7,668
Individual savings and retirement products	1,911	-	-	-	-	-	1,911
Pensions	-	59	839	-	-	-	899
Run-off business	312	-	-	-	-	-	312
Non-life	-	-	-	-	-	92	92
At December 31	8,898	84	996	71	1	832	10,882